Basis of Preparation and Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Basis of Preparation and Significant Accounting Policies [Abstract]
Schedule of Subsidiaries	Details of subsidiaries as at June 30, 2024 and December 31, 2023 were as follows:
Subsidiaries	% of legal ownership June 30, 2024	% of legal ownership December 31, 2023	Country of Incorporation	Principal business activities

Anghami Cayman	100%	100%	Cayman	Music streaming
Anghami Technologies Ltd	100%	100%	UAE	Music streaming
Spotlight Recreational Services LLC	100%	100%	UAE	Live events
Anghami FZ LLC	100%	100%	UAE	Music streaming
Digimusic SAL Offshore	94%	94%	Lebanon	Music streaming
Anghami KSA	100%	100%	Saudi Arabia	Music streaming
Anghami for Digital Content	100%	100%	Egypt	Music streaming